INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in finite lived Intangible assets other than goodwill
Balance at beginning of the year	$ 126
Balance at end of the year	85	$ 126
Software
Changes in finite lived Intangible assets other than goodwill
Balance at beginning of the year	126	122
Balance at end of the year	$ 85	126	$ 122
Intangible assets amortization period (in years)	5 years
COST / gross amount | Software
Changes in finite lived Intangible assets other than goodwill
Balance at beginning of the year	$ 281	252	239
Additions	10	42	40
Disposals	(8)	(1)	(32)
Exchange adjustments	2	(12)	5
Balance at end of the year	285	281	252
DEPRECIATION / AMORTIZATION | Software
Changes in finite lived Intangible assets other than goodwill
Balance at beginning of the year	(155)	(130)	(92)
Charge for the year	(52)	(44)	(71)
Disposals	6	1	31
Exchange adjustments	1	18	2
Balance at end of the year	$ (200)	$ (155)	$ (130)